Stock-Based Compensation Plans - Summary of Stock-Based Compensation (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total Stock-Based Compensation Expense (Recovery)	$ 126	$ 97
Stock Options With Associated Net Settlement Rights
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total Stock-Based Compensation Expense (Recovery)	12	11
Cenovus Replacement Stock Options
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total Stock-Based Compensation Expense (Recovery)	1	(5)
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total Stock-Based Compensation Expense (Recovery)	48	47
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total Stock-Based Compensation Expense (Recovery)	60	46
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total Stock-Based Compensation Expense (Recovery)	$ 5	$ (2)